Subsequent Events - Conversion (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 09, 2022 USD ($) Lender $ / shares shares	Aug. 05, 2022 $ / shares shares	Jan. 18, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Exchange ratio					0.97
Number of shares converted					1,100,000
Issuance of Ordinary shares to Sponsor (in shares)		9,593,970
Price per share | $ / shares						$ 10.00
Issuance of Ordinary shares to Sponsor | $				$ 25,001		$ 25,000
Officers and directors
Subsequent Event [Line Items]
Number of shares common stock					300,000
Founder Shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Issuance of Ordinary shares to Sponsor | $					$ 6,750	$ 6,750
Founder Shares | Sponsor
Subsequent Event [Line Items]
Issuance of Ordinary shares to Sponsor (in shares)			2,875,000
Issuance of Ordinary shares to Sponsor | $			$ 25,000
Subsequent Events. | Business Combination Agreement
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Exchange ratio	0.97
Common warrants	91,130
Number of lenders | Lender	2
Number of shares converted	1,100,000
Conversion ratio	1
Issuance of Ordinary shares to Sponsor (in shares)	500,000
Price per share | $ / shares	$ 10.00
Issuance of Ordinary shares to Sponsor | $	$ 5,000,000
Number of shares cancelled in maximum redemption scenario	13,327
Number of shares common stock	300,000
Number of shares cancelled in connection with Business Combination	20,000